DERIVATIVE LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Derivative Liabilities [Abstract]
NOTE 10. DERIVATIVE LIABILITIES

 The Company accounts for its derivative instruments under the provisions of ASC 815, Derivatives and Hedging-Contracts in Entity’s Own Equity-Scoped and Scope Exceptions (“ASC 815”). Under the provisions of ASC 815, the embedded conversion feature in the Company’s Series C and Series D Preferred Stock and the anti-dilution provisions in certain warrants are not considered indexed to the Company’s stock because future equity offerings of the Company’s stock are not an input to the fair value of a “fixed-for-fixed” option on equity shares.  Accordingly, beginning January 1, 2009, the Company is required to account for the embedded derivatives related to the conversion feature in its Series C and Series D Preferred Stocks and certain warrants as derivative liabilities (collectively the “Derivative Liabilities”).

The Company is required to mark to market at the end of each reporting period the value of the derivative liabilities.  The Company revalues these derivative liabilities at the end of each reporting period by using available market information and commonly accepted valuation methodologies.  The periodic change in value of the derivative liabilities is recorded as either non-cash derivative income (if the value of the embedded derivative and warrants decrease) or as non-cash derivative expense (if the value of the embedded derivative and warrants increase).  Although the values of the embedded derivative and warrants are affected by interest rates, the remaining contractual conversion period and the Company’s stock volatility, the primary cause of the change in the values of the derivative liabilities will be the value of the Company’s common stock.  If the stock price goes up, the value of these derivatives will generally increase and if the stock price goes down the value of these derivatives will generally decrease.

The Company uses a Monte-Carlo simulation methodology in the determination of the fair value of the Derivative Liabilities.  The Monte-Carlo simulation methodology is affected by the Company’s stock price as well as assumptions regarding the expected stock price volatility over the term of the Derivative Liabilities and assumptions regarding future financings.

During the year ended December 31, 2010, the Company issued 8,250,000 warrants requiring derivative liability classification with a grant date fair value of approximately $3,312,000. During the nine months ended September 30, 2011, the Company issued 300,000 warrants requiring derivative liability classification with a grant date fair value of approximately $188,000.

In June 2008, FASB ratified guidance included in ASC 815, Derivatives and Hedging-Contracts in Entity’s Own Equity-Scoped and Scope Exceptions ("ASC 815"), which establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts.  The guidance, which was effective January 1, 2009, provides that an entity should use a two-step approach to evaluate whether an equity-linked financial instrument (or embedded feature) is indexed to its own stock, including evaluating the instrument’s contingent exercise and settlement provisions.  ASC 815 indicates that “contracts issued or held by that reporting entity that are both (1) indexed to its own stock and (2) classified in stockholders’ equity in its statement of financial position” should not be considered derivative instruments (“Topic 815 Scope Exception”).

Prior to the implementation of ASC 815, the embedded conversion feature of the Company’s Series C and Series D Preferred Stocks and stock purchase warrants were classified as permanent equity because they met the Topic 815 Scope Exception and all of the criteria in the FASB guidance covering the accounting for derivative financial instruments indexed to, and potentially settled in, a company’s own stock.  However, both the Series C and Series D convertible preferred stock conversion feature and the conversion features contained in certain warrants contain settlement provisions such that if the Company makes certain equity offerings in the future at a price lower than the conversion prices of the instruments, the conversion ratio would be adjusted.

ASC 815 provides that an instrument’s strike price or the number of shares used to calculate the settlement amount are not fixed if its terms provide for any potential adjustment, regardless of the probability of such adjustment(s) or whether such adjustments are in the entity’s control. If the instruments strike price or the number of shares used to calculate the settlement are not fixed, the instrument (or embedded feature) would still be considered indexed to an entity’s own stock if the only variables that could affect the settlement amount would be inputs to the fair value of a “fixed-for-fixed” forward or option on equity shares.  Both the warrants and preferred stocks contain a price protection provision (or anti-dilution provision) that reduces the warrant strike price or preferred conversion rate in the event the Company issues additional shares at a more favorable price than the strike price.

Under the provisions of ASC 815, the embedded conversion feature in the Company’s Series C and Series D Preferred Stock and the anti-dilution provisions in certain warrants are not considered indexed to the Company’s stock because future equity offerings of the Company’s stock are not an input to the fair value of a “fixed-for-fixed” option on equity shares.  Accordingly, beginning January 1, 2009, the Company is required to account for the embedded derivatives related to the conversion feature in its Series C and Series D Preferred Stocks and certain warrants as derivative liabilities (collectively the “Derivative Liabilities”).  In accordance with ASC 815, the cumulative effect of this change in accounting principle is recognized as an adjustment to the opening balance of the Company’s equity on January 1, 2009.  The cumulative effect adjustment is based on amounts that would have been recognized if the guidance in ASC 815 had been applied from the date the preferred stock and warrants were issued.

The Company is required to mark to market at the end of each reporting period the value of the derivative liabilities.  The Company revalues these derivative liabilities at the end of each reporting period by using available market information and commonly accepted valuation methodologies.  The periodic change in value of the derivative liabilities is recorded as either non-cash derivative income (if the value of the embedded derivative and warrants decrease) or as non-cash derivative expense (if the value of the embedded derivative and warrants increase).  Although the values of the embedded derivative and warrants are affected by interest rates, the remaining contractual conversion period and the Company’s stock volatility, the primary cause of the change in the values of the derivative liabilities will be the value of the Company’s common stock.  If the stock price goes up, the value of these derivatives will generally increase and if the stock price goes down the value of these derivatives will generally decrease.

       The Company uses a Monte-Carlo simulation methodology in the determination of the fair value of the Derivative Liabilities.  The Monte-Carlo simulation methodology is affected by the Company’s stock price as well as assumptions regarding the expected stock price volatility over the term of the Derivative Liabilities and assumptions regarding future financings. The Company utilized the services of an independent valuation firm, Vantage Point Advisors, Inc., to perform the Monte-Carlo simulations used to arrive at the estimate of fair value.

During the year ended December 31, 2009, the Company issued 6,560,000 warrants requiring derivative liability classification with a grant date fair value of approximately $1,148,000.  During the year ended December 31, 2010, the Company issued 8,250,000 warrants requiring derivative liability classification with a grant date fair value of approximately $3,312,000.